Prepayments and Other Assets	12 Months Ended
Mar. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Prepayments and other assets

2.4 Prepayments and other assets

Prepayments and other assets consist of the following:

	(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Current
Rental deposits	8	4
Security deposits	1	1
Loans to employees	33	22
Prepaid expenses (1)	263	159
Interest accrued and not due	48	85
Withholding taxes and others (1)	256	286
Advance payments to vendors for supply of goods (1)	25	19
Deposit with corporation	287	276
Deferred contract cost (1)(#)
Cost of obtaining a contract	113	7
Cost of fulfillment	12	2
Net investment in sublease of right of use asset (Refer to Note 2.8)	6	5
Other non-financial assets (1)	43	—
Other financial assets	38	46
Total Current prepayment and other assets	1,133	912
Non-current
Loans to employees	5	4
Security deposits	6	7
Deposit with corporation	4	6
Defined benefit plan assets (Refer to Note 2.14) (1)	3	3
Prepaid expenses (1)	13	11
Deferred contract cost (1)(#)
Cost of obtaining a contract	78	16
Cost of fulfillment	41	4
Withholding taxes and others (1)	89	96
Net investment in sublease of right of use asset (Refer to Note 2.8)	43	48
Rental deposits	24	30
Other financial assets	23	10
Total Non- current prepayment and other assets	329	235
Total prepayment and other assets	1,462	1,147
Financial assets in prepayments and other assets	526	544

(1)	Non-financial assets

Withholding taxes and others primarily consist of input tax credits and Cenvat recoverable from Government of India.

Deposit with corporation represents amounts deposited to settle certain employee-related obligations as and when they arise during the normal course of business.

# Includes technology assets taken over by the Company from a customer as a part of transformation project which is not considered as distinct goods or services and the control related to the assets is not transferred to the Company in accordance with IFRS 15 - Revenue from contract with customers. Accordingly, the same has been considered as a reduction to the total contract value and accounted as Deferred contract cost. Further, as at March 31, 2022, the Company has entered into a financing arrangement with a third party for these assets for $118 million which has been considered as financial liability. This includes $112 million settled during the year directly by the third party to the customer on behalf of the Company and accordingly considered as non-cash transaction (Refer to note 2.5)